Right of use assets and Lease liabilities (Details Narrative) CLF in Thousands, $ in Thousands	1 Months Ended
	Dec. 31, 2004 CLP ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 CLP ($)	Mar. 17, 2020 CLP ($)	Feb. 18, 2020 CLP ($)	Feb. 28, 2018 CLF	Jun. 28, 2007 CLP ($)
IfrsStatementLineItems [Line Items]
Depreciation activated by agricultural assets		$ 849,277	$ 854,477
Notional Amount				$ 3,000,000	$ 2,000,000
Compania de Seguros de Vida Consorcio Nacional de Seguros S.A [Member]
IfrsStatementLineItems [Line Items]
Other liabilities							$ 10,403,632
Compania de Seguros de Vida Consorcio Nacional de Seguros S.A [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate						2.59%
Gain loss on building portion not leased	$ 3,108,950
Deferred liability on building portion not leased	$ 2,276,677
Notional Amount | CLF						CLF 608,375
Compania de Seguros de Vida Consorcio Nacional de Seguros S.A [Member] | Lease liabilities [member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate							7.07%